OTHER CURRENT AND NON-CURRENT FINANCIAL LIABILITIES - Leasing (Details) - CLP ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings
Other current financial liabilities		$ 367,302,080	$ 47,763,039
Other non-current financial liabilities		904,802,058	1,041,048,972
Bank liabilities
Disclosure of detailed information about borrowings
Other current financial liabilities	[1]	688,800	26,617
Other non-current financial liabilities	[1]	13,366,211	4,000,000
Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities	[1]	7,100,579	8,191,535
Other non-current financial liabilities	[1]	15,892,629	16,387,030
Rio De Janeiro Refrescos Ltda | Cogeracao Light Esco 12.28% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		1,069,428	873,321
Other non-current financial liabilities		$ 8,362,483	$ 8,703,629
Nominal interest rate		12.28%	12.28%
Rio De Janeiro Refrescos Ltda | Tetra Pack 7.39% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		$ 121,291	$ 180,136
Other non-current financial liabilities		$ 995,283	$ 547,021
Nominal interest rate		7.39%	7.39%
Rio De Janeiro Refrescos Ltda | Real Estate 8.10% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		$ 155,613	$ 267,752
Other non-current financial liabilities		$ 65,807
Nominal interest rate		8.10%
Rio De Janeiro Refrescos Ltda | Leao 3.50% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		$ 299,362	289,409
Other non-current financial liabilities		$ 624,187
Nominal interest rate		3.50%
Rio De Janeiro Refrescos Ltda | Real Estate 8.20% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities			$ 143,991
Nominal interest rate			8.20%
Rio De Janeiro Refrescos Ltda | Leao 6.56% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities			$ 852,238
Nominal interest rate			6.56%
Rio De Janeiro Refrescos Ltda | Up to 90 days | Cogeracao Light Esco 12.28% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		$ 255,231
Rio De Janeiro Refrescos Ltda | Up to 90 days | Tetra Pack 7.39% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		29,490
Rio De Janeiro Refrescos Ltda | Up to 90 days | Real Estate 8.10% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		67,708
Rio De Janeiro Refrescos Ltda | Up to 90 days | Leao 3.50% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		74,841
Rio De Janeiro Refrescos Ltda | 90 days to 1 year | Cogeracao Light Esco 12.28% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		814,197
Rio De Janeiro Refrescos Ltda | 90 days to 1 year | Tetra Pack 7.39% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		91,801
Rio De Janeiro Refrescos Ltda | 90 days to 1 year | Real Estate 8.10% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		87,905
Rio De Janeiro Refrescos Ltda | 90 days to 1 year | Leao 3.50% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		224,521
Rio De Janeiro Refrescos Ltda | Maturity within one year | Cogeracao Light Esco 12.28% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities			$ 986,852
Rio De Janeiro Refrescos Ltda | Maturity within one year | Tetra Pack 7.39% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities			64,906
Rio De Janeiro Refrescos Ltda | Maturity within one year | Real Estate 8.20% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities			115,321
Rio De Janeiro Refrescos Ltda | Maturity within one year | Leao 6.56% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities			276,248
Rio De Janeiro Refrescos Ltda | More than 1 year up to 2 years | Cogeracao Light Esco 12.28% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities		1,208,453
Rio De Janeiro Refrescos Ltda | More than 1 year up to 2 years | Tetra Pack 7.39% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities		130,569
Rio De Janeiro Refrescos Ltda | More than 1 year up to 2 years | Real Estate 8.10% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities		57,105
Rio De Janeiro Refrescos Ltda | More than 1 year up to 2 years | Leao 3.50% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities		292,445
Rio De Janeiro Refrescos Ltda | More than 2 years up to 3 years | Cogeracao Light Esco 12.28% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities		1,365,552	1,115,143
Rio De Janeiro Refrescos Ltda | More than 2 years up to 3 years | Tetra Pack 7.39% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities		140,558	69,872
Rio De Janeiro Refrescos Ltda | More than 2 years up to 3 years | Real Estate 8.10% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities		8,702
Rio De Janeiro Refrescos Ltda | More than 2 years up to 3 years | Leao 3.50% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities		270,586
Rio De Janeiro Refrescos Ltda | More than 2 years up to 3 years | Real Estate 8.20% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities			28,670
Rio De Janeiro Refrescos Ltda | More than 2 years up to 3 years | Leao 6.56% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities			269,864
Rio De Janeiro Refrescos Ltda | More than 3 years up to 4 years | Cogeracao Light Esco 12.28% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities		1,543,074	1,260,112
Rio De Janeiro Refrescos Ltda | More than 3 years up to 4 years | Tetra Pack 7.39% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities		151,311	75,217
Rio De Janeiro Refrescos Ltda | More than 3 years up to 4 years | Leao 3.50% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities		31,538
Rio De Janeiro Refrescos Ltda | More than 3 years up to 4 years | Leao 6.56% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities			249,693
Rio De Janeiro Refrescos Ltda | More than 4 years up to 5 years | Cogeracao Light Esco 12.28% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities		1,743,674	1,423,926
Rio De Janeiro Refrescos Ltda | More than 4 years up to 5 years | Tetra Pack 7.39% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities		162,886	80,971
Rio De Janeiro Refrescos Ltda | More than 4 years up to 5 years | Leao 3.50% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities		29,618
Rio De Janeiro Refrescos Ltda | More than 4 years up to 5 years | Leao 6.56% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities			29,102
Rio De Janeiro Refrescos Ltda | More than 5 years | Cogeracao Light Esco 12.28% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities		2,501,730	3,917,596
Rio De Janeiro Refrescos Ltda | More than 5 years | Tetra Pack 7.39% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities		409,959	256,055
Rio De Janeiro Refrescos Ltda | More than 5 years | Leao 6.56% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities			27,331
Embotelladora del Atlantico S.A. | Tetra Pak SRL 12.00% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		497,308	148,347
Other non-current financial liabilities		$ 1,691,327	$ 531,575
Nominal interest rate		12.00%	12.00%
Embotelladora del Atlantico S.A. | Banco Comafi 12.00% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities			$ 24,779
Other non-current financial liabilities			$ 86,276
Nominal interest rate		12.00%	12.00%
Embotelladora del Atlantico S.A. | Real Estate 50.00% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		$ 622,574	$ 486,793
Other non-current financial liabilities		$ 136,139	$ 86,139
Nominal interest rate		50.00%	50.00%
Embotelladora del Atlantico S.A. | Real Estate 50.00 Effective Rate Monthly Amortization Obligation 2 | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities			$ 1,343,457
Nominal interest rate			50.00%
Embotelladora del Atlantico S.A. | Systems 12.00% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		$ 123,253	$ 138,103
Nominal interest rate		12.00%
Embotelladora del Atlantico S.A. | Up to 90 days | Tetra Pak SRL 12.00% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		$ 61,435
Embotelladora del Atlantico S.A. | Up to 90 days | Real Estate 50.00% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		206,444
Embotelladora del Atlantico S.A. | Up to 90 days | Systems 12.00% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		43,225
Embotelladora del Atlantico S.A. | 90 days to 1 year | Tetra Pak SRL 12.00% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		435,873
Embotelladora del Atlantico S.A. | 90 days to 1 year | Real Estate 50.00% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		416,130
Embotelladora del Atlantico S.A. | 90 days to 1 year | Systems 12.00% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		80,028
Embotelladora del Atlantico S.A. | Maturity within one year | Real Estate 50.00 Effective Rate Monthly Amortization Obligation 2 | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities			1,343,457
Embotelladora del Atlantico S.A. | More than 2 years up to 3 years | Tetra Pak SRL 12.00% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities		842,297	296,693
Embotelladora del Atlantico S.A. | More than 2 years up to 3 years | Banco Comafi 12.00% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities			86,276
Embotelladora del Atlantico S.A. | More than 2 years up to 3 years | Real Estate 50.00% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities		136,139	86,139
Embotelladora del Atlantico S.A. | More than 4 years up to 5 years | Tetra Pak SRL 12.00% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities		513,737	234,882
Embotelladora del Atlantico S.A. | More than 5 years | Tetra Pak SRL 12.00% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities		335,293
VJ S.A. | De Lage Landen Chile S.A 12.16% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		588,820	558,872
Other non-current financial liabilities		$ 769,982
Nominal interest rate		12.16%
VJ S.A. | Up to 90 days | De Lage Landen Chile S.A 12.16% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		$ 145,000
VJ S.A. | 90 days to 1 year | De Lage Landen Chile S.A 12.16% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		443,820
VJ S.A. | More than 1 year up to 2 years | De Lage Landen Chile S.A 12.16% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities		769,982
Vital Aguas S.A. | Coca Cola del Valle New Ventures S.A 7.50% Effective Rate Lineal Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		$ 998,501	1,107,139
Nominal interest rate		7.50%
Vital Aguas S.A. | Coca Cola del Valle New Ventures S.A 8.20% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities			$ 602,887
Nominal interest rate			8.20%
Vital Aguas S.A. | Up to 90 days | Coca Cola del Valle New Ventures S.A 7.50% Effective Rate Lineal Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		$ 262,042
Vital Aguas S.A. | 90 days to 1 year | Coca Cola del Valle New Ventures S.A 7.50% Effective Rate Lineal Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		736,459
Vital Aguas S.A. | Maturity within one year | Coca Cola del Valle New Ventures S.A 8.20% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities			$ 602,887
Envases Central S.A. | Coca Cola del Valle New Ventures S.A 5.56% Effective Rate Lineal Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		$ 602,887	2,364,977
Nominal interest rate		5.56%
Envases Central S.A. | Coca Cola del Valle New Ventures S.A 9.00% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities			$ 585,960
Nominal interest rate			9.00%
Envases Central S.A. | Up to 90 days | Coca Cola del Valle New Ventures S.A 5.56% Effective Rate Lineal Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		$ 602,887
Envases Central S.A. | More than 2 years up to 3 years | Coca Cola del Valle New Ventures S.A 9.00% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities			$ 541,264
Envases Central S.A. | More than 4 years up to 5 years | Coca Cola del Valle New Ventures S.A 9.00% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities			44,696
Paraguay Refrescos S.A. | Tetra Pak Ltda. Suc. Py 1.00% Effective Interest Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities			185,345
Other non-current financial liabilities			$ 277,405
Nominal interest rate		1.00%	1.00%
Paraguay Refrescos S.A. | More than 2 years up to 3 years | Tetra Pak Ltda. Suc. Py 1.00% Effective Interest Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities			$ 212,945
Paraguay Refrescos S.A. | More than 4 years up to 5 years | Tetra Pak Ltda. Suc. Py 1.00% Effective Interest Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities			64,460
Transportes Polar S.A. | Cons. Inmob. e Inversiones Limitada 2.89% Effective Interest Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		$ 118,883	101,950
Other non-current financial liabilities		$ 195,393	$ 156,942
Nominal interest rate		2.89%	2.89%
Transportes Polar S.A. | 90 days to 1 year | Cons. Inmob. e Inversiones Limitada 2.89% Effective Interest Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		$ 118,883
Transportes Polar S.A. | More than 2 years up to 3 years | Cons. Inmob. e Inversiones Limitada 2.89% Effective Interest Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities		$ 195,393	$ 156,942
Embotelladora Andina S.A. | Central de Restaurante Aramark Ltda. 1.30% Effective Interest Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities			13,997
Other non-current financial liabilities			$ 2,469,510
Nominal interest rate		1.30%	1.30%
Embotelladora Andina S.A. | More than 2 years up to 3 years | Central de Restaurante Aramark Ltda. 1.30% Effective Interest Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities			$ 1,670,939
Embotelladora Andina S.A. | More than 4 years up to 5 years | Central de Restaurante Aramark Ltda. 1.30% Effective Interest Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities			798,571
Transportes Andina Refrescos Ltda. | Arrendamiento De Maquinaria SPAS 1.00% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		$ 309,440	274,063
Other non-current financial liabilities		$ 355,952
Nominal interest rate		1.00%
Transportes Andina Refrescos Ltda. | Comercializadora Novaverde Limitada 0.08% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		$ 177,802	376,446
Nominal interest rate		0.08%
Transportes Andina Refrescos Ltda. | Jungheinrich Rentalift SPA 0.24% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		$ 932,903	$ 800,106
Other non-current financial liabilities		$ 1,864,841
Nominal interest rate		0.24%
Transportes Andina Refrescos Ltda. | Up to 90 days | Arrendamiento De Maquinaria SPAS 1.00% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		$ 77,216
Transportes Andina Refrescos Ltda. | Up to 90 days | Comercializadora Novaverde Limitada 0.08% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		106,674
Transportes Andina Refrescos Ltda. | Up to 90 days | Jungheinrich Rentalift SPA 0.24% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		230,716
Transportes Andina Refrescos Ltda. | 90 days to 1 year | Arrendamiento De Maquinaria SPAS 1.00% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		232,224
Transportes Andina Refrescos Ltda. | 90 days to 1 year | Comercializadora Novaverde Limitada 0.08% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		71,128
Transportes Andina Refrescos Ltda. | 90 days to 1 year | Jungheinrich Rentalift SPA 0.24% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		702,187
Transportes Andina Refrescos Ltda. | More than 2 years up to 3 years | Arrendamiento De Maquinaria SPAS 1.00% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities		355,952
Transportes Andina Refrescos Ltda. | More than 2 years up to 3 years | Jungheinrich Rentalift SPA 0.24% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities		1,864,841
Red de Transportes Comerciales S.A. | Inmobiliaria Ilog Avanza Park 0.21% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		482,514
Other non-current financial liabilities		$ 831,235
Nominal interest rate		0.21%
Red de Transportes Comerciales S.A. | Up to 90 days | Inmobiliaria Ilog Avanza Park 0.21% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		$ 119,510
Red de Transportes Comerciales S.A. | 90 days to 1 year | Inmobiliaria Ilog Avanza Park 0.21% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		363,004
Red de Transportes Comerciales S.A. | More than 2 years up to 3 years | Inmobiliaria Ilog Avanza Park 0.21% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities		$ 831,235
Minimum
Disclosure of detailed information about borrowings
Average life		1 year
Maximum
Disclosure of detailed information about borrowings
Average life		8 years

[1]	Financial instruments such as: Cash and Cash Equivalents, Trade debtors and Other Accounts Receivable, Accounts Receivable related companies, Bottle Guarantee Deposits Trade Accounts Payable, and Other Accounts Payable related companies present a fair value that approximates their carrying value, considering the nature and term of the obligation. The business model is to maintain the financial instrument in order to collect/pay contractual cash flows, in accordance with the terms of the contract, where cash flows are received/cancelled on specific dates that exclusively constitute payments of principal plus interest on that principal. These instruments are revalued at amortized cost.